Document and Entity Information	Oct. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	U.S. NeuroSurgical Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-26575
Entity Tax Identification Number	52-1842411
Entity Address, Address Line One	2400 Research Blvd,
Entity Address, Address Line Two	Suite 325
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	208-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001089815